Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Goodvision Inc [Member]	Common Stock [Member] Goodvision AI Inc [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Goodvision Inc [Member]	Additional Paid-in Capital [Member] Goodvision AI Inc [Member]		Subscription Receivable [Member]	Subscription Receivable [Member] Goodvision AI Inc [Member]		Retained Earnings [Member]	Retained Earnings [Member] Goodvision Inc [Member]	Retained Earnings [Member] Goodvision AI Inc [Member]		Total	Goodvision Inc [Member]	Goodvision AI Inc [Member]
Balance at Sep. 30, 2023														$ 43,305				$ 43,305
Balance, shares at Sep. 30, 2023			1,000,000
Net income (loss)														25,911				25,911
Balance at Sep. 30, 2024				$ 50,000	[1]			$ (50,000)	[1]			[1]		69,215	$ 69,216	[1]		69,215	$ 69,216	[1]
Balance, shares at Sep. 30, 2024			1,000,000	10,000	[1]
Balance at Mar. 10, 2024
Balance, shares at Mar. 10, 2024
Issuance of ordinary shares to Sponsor		$ 173				24,827											25,000
Balance, shares		2,300,000
Issuance of ordinary shares to underwriter		$ 10				127,990											128,000
Issuance of ordinary shares to underwriter, shares		133,333
Net income (loss)													(79,422)				(79,422)
Balance at Dec. 31, 2024		$ 183		$ 50,000	[1]	152,817		(50,000)	[1]			[1]	(79,422)		92,224	[1]	73,578		92,224	[1]
Balance, shares at Dec. 31, 2024		2,433,333		10,000	[1]
Balance at Sep. 30, 2024				$ 50,000	[1]			(50,000)	[1]			[1]		69,215	69,216	[1]		69,215	69,216	[1]
Balance, shares at Sep. 30, 2024			1,000,000	10,000	[1]
Net income (loss)															44,058				44,058
Balance at Mar. 31, 2025		$ 183		$ 50,000	[1]	152,817		(50,000)	[1]			[1]	(79,422)		113,274	[1]	73,578		113,274	[1]
Balance, shares at Mar. 31, 2025		2,433,333		10,000	[1]
Balance at Sep. 30, 2024				$ 50,000	[1]			(50,000)	[1]			[1]		69,215	69,216	[1]		69,215	69,216	[1]
Balance, shares at Sep. 30, 2024			1,000,000	10,000	[1]
Net income (loss)														80,700				80,700
Balance at Sep. 30, 2025				$ 50,000	[1]			(50,000)	[1]			[1]		149,916	149,916	[1]		149,916	149,916	[1]
Balance, shares at Sep. 30, 2025			1,000,000	10,000	[1]
Balance at Dec. 31, 2024		$ 183		$ 50,000	[1]	152,817		(50,000)	[1]			[1]	(79,422)		92,224	[1]	73,578		92,224	[1]
Balance, shares at Dec. 31, 2024		2,433,333		10,000	[1]
Net income (loss)															21,050				21,050
Balance at Mar. 31, 2025		$ 183		$ 50,000	[1]	152,817		(50,000)	[1]			[1]	(79,422)		113,274	[1]	73,578		113,274	[1]
Balance, shares at Mar. 31, 2025		2,433,333		10,000	[1]
Balance at Dec. 31, 2024		$ 183		$ 50,000	[1]	152,817		(50,000)	[1]			[1]	(79,422)		92,224	[1]	73,578		92,224	[1]
Balance, shares at Dec. 31, 2024		2,433,333		10,000	[1]
Issuance of ordinary shares to underwriter		$ 3				48,331											48,334
Issuance of ordinary shares to underwriter, shares		41,667
Net income (loss)													245,454				245,454
Proceeds from sale of public units		$ 450				59,999,550											60,000,000
Proceeds from sale of public units, shares		6,000,000
Proceeds from sale of 252,500 private units		$ 19				2,524,981											2,525,000
Proceeds from sale of 252,500 private units, shares		252,500
Underwriter’s commission						(1,200,000)											(1,200,000)
Transfer of other offering costs to APIC						(760,106)											(760,106)
Reclassification of ordinary shares subject to possible redemption to temporary equity		$ (450)				(59,125,550)											(59,126,000)
Issuance of ordinary shares to underwriter, shares		(6,000,000)
Allocation of offering costs to ordinary shares subject to redemption						1,930,704											1,930,704
Forfeiture of ordinary shares		$ (23)				23
Forfeiture of ordinary shares, shares		(300,000)															(300,000)
Transaction costs paid on behalf of the Company						(3,233,928)											$ (3,233,928)
Balance at Dec. 31, 2025		$ 182		$ 50,000		336,822					(50,000)		166,032		(376,038)		503,036		(376,038)
Balance, shares at Dec. 31, 2025		2,427,500		10,000
Balance at Sep. 30, 2025				$ 50,000	[1]			(50,000)	[1]			[1]		$ 149,916	149,916	[1]		$ 149,916	149,916	[1]
Balance, shares at Sep. 30, 2025			1,000,000	10,000	[1]
Net income (loss)															(737,021)				(737,021)
Shares issued for subscription receivables	[2]							50,000			(50,000)
Issuance of ordinary shares to underwriter, shares	[2]
Balance at Mar. 31, 2026		$ 182		$ 50,000							(50,000)		12,217		(587,105)		12,399		(587,105)
Balance, shares at Mar. 31, 2026		2,427,500		10,000
Balance at Dec. 31, 2025		$ 182		$ 50,000		336,822					(50,000)		166,032		(376,038)		503,036		(376,038)
Balance, shares at Dec. 31, 2025		2,427,500		10,000
Issuance of ordinary shares to underwriter																			$ 50,000
Issuance of ordinary shares to underwriter, shares																			10,000
Net income (loss)													(53,287)		(211,067)		(53,287)		$ (211,067)
Transaction costs paid on behalf of the Company						94,000											94,000
Subsequent measurement of ordinary shares subject to possible redemption						(430,822)							(100,528)				(531,350)
Balance at Mar. 31, 2026		$ 182		$ 50,000							$ (50,000)		$ 12,217		$ (587,105)		$ 12,399		$ (587,105)
Balance, shares at Mar. 31, 2026		2,427,500		10,000

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.
[2]	See Note 9 - Stock Subscription Receivable.